Earnings / (loss) per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2014		2013		2012
	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS
Net income / (loss)	$3,238	$3,238	$(57,346)	$(57,346)	$5,969	$5,969
Less distributed earnings allocated to restricted shares	(50)	(50)	-	-	(104)	(104)
Net income / (loss) available to common stockholders	3,188	3,188	(57,346)	(57,346)	5,865	5,865

Weighted average number of common shares, basic	51,645,071	51,645,071	33,159,328	33,159,328	26,934,533	26,934,533
Effect of dilutive restricted shares	-	-	-	-	-	-
Weighted average number of common shares, diluted	51,645,071	51,645,071	33,159,328	33,159,328	26,934,533	26,934,533

Earnings / (loss) per common share, basic and diluted	$0.06	$0.06	$(1.73)	$(1.73)	$0.22	$0.22